Common Shares and Warrants	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016
Common Shares and Warrants [Text Block]
11.	Common Shares and Warrants

Fiscal 2018 Activity

On September 22, 2017, the Company received $93,750 from the exercise of warrants previously granted. The warrants were exercised at the price of $0.15, for a total of 625,000 common shares being issued.

On October 27, 2017 the Company extended the expiration date of warrants originally issued on January 9, 2017, with a one-year expiration date. The warrant quantity and exercise price remain unchanged, 500,000 warrants exercisable at $0.44, will now expire on January 9, 2019.

On November 9, 2017, the Company received $69,736 from the exercise of 364,250 warrants at prices of $0.14, $0.42, and $0.60 ; and 55,000 options were exercised at the price of $0.2273 for proceeds of $12,501 ; for a total of 419,250 common shares being issued. The Company also issued 875 compensation warrants with an exercise price of $0.60 expiring April 3, 2019. These compensation warrants were valued at $347 and recorded as a share issue cost and within additional paid in capital for a net effect of $Nil.

On November 22, 2017, the Company received $118,915 from the exercise of warrants and compensation warrants previously granted. The compensation warrant was exercised at the price of $0.42. The warrants were exercised at prices of $0.14, $0.273, and $0.60, for a total of 415,187 common shares being issued. The Company also issued 20,156 compensation warrants with an exercise price of $0.60 expiring April 3, 2019. These compensation warrants were valued at $7,990 and recorded as a share issue cost and within additional paid in capital for a net effect of $Nil.

A continuity schedule for warrants is presented below:

		Weighted Average
	Number of	Exercise Price
	Warrants	$
Balance, August 31, 2016	12,136,241	0.18
Cancelled/Expired	(1,004,150)	0.22
Exercised	(10,322,025)	0.23
Issued	8,034,440	0.36
Balance, August 31, 2017	8,844,506	0.29
Exercised	(1,404,437)	0.19
Issued	21,031	0.60
Balance, November 30, 2017	7,461,100	0.30

The fair value of warrants granted as compensation warrants was estimated as of the date of the grant by using the Black-Scholes option pricing model with the following assumptions:

November 30
2017
Expected volatility	100% – 101%
Risk-free interest rate	1.21%
Expected life	1.36 – 2.00 years
Dividend yield	0.00%
Estimated fair value per warrant	$0.40

A summary of warrants outstanding as of November 30, 2017 is presented below:

# of Warrants	Weighted	Weighted
	Average	Average
	Remaining	Exercise Price
	Contractual Life	$
180,400	0.03 years	0.27
450,000	0.70 years	0.14
500,000	0.70 years	0.44
2,650,666	0.75 years	0.14
500,000	1.11 years	0.23
1,984,796	1.34 years	0.60
245,238	1.34 years	0.42
200,000	1.55 years	0.29
750,000	3.86 years	0.14
7,461,100	1.26 years	0.30

11.	Common Shares and Warrants

Fiscal 2017 Activity

During September and October 2017 the Company received $93,500 of private placement receivable (Note 6) as at August 31, 2016.

On October 11, 2016, pursuant to its agreement with Docherty Management Ltd. (Note 16), the Company issued 252,000 common shares with a value of $35,760.

On October 11, 2016, pursuant to the Advisory Agreement, the Company issued 750,000 warrants with an exercise price of $0.14 per share and term of five years, in return for consulting services. The Company recognized the fair value of $32,252 from 250,000 of such warrants for services received during the year ended August 31, 2016, and further recognized $59,490 for the remaining 500,000 warrants issued in return for consulting services received during the year ended August 31, 2017.

The Company reached an agreement with a director to settle the outstanding amount pursuant to an advisory agreement (Note 14), through issuance of common shares of the Company.

Date	Amount (2)	Shares	Price
October 31, 2016 (1)	$16,000	114,286	$0.14
February 27, 2017	$16,000	29,091	$0.55
May 31, 2017	$12,000	35,294	$0.34
August 25, 2017	$12,000	32,433	$0.37

(1) A Total of $8,000 of the $16,000 was recognized as consulting fees during the year ended August 31, 2016.
(2) There was a $NIL difference between the fair value of the shares issued and the carrying value of the debt.

On November 1, 2016, the Company issued 56,250 shares of its common stock for services amounting to $9,000, recognized within accounts payable and accrued liabilities as at August 31, 2016.

On November 1, 2016, the Company issued 500,000 warrants to a consultant. Each warrant entitles the consultant to purchase one common share of the Company at a price of $0.31 per share with a term expiring on May 31, 2017. The Company recognized $48,313, representing the fair value of such warrants.

During November, 2016, the Company provided to its warrant holders, an incentive for early exercise of their previously held warrants. Upon exercise of each warrant, in addition to the common shares of the Company, the warrant holders received a second warrant with identical terms to purchase one additional common share of the Company. The Company raised $737,508 from this early exercise warrant incentive program. A total of 3,245,000 warrants were exercised at a weighted average exercise price of $0.23 and the Company issued 3,245,000 common shares as well as 3,245,000 additional warrants to purchase common shares with an exercise price of $0.23 per share, expiring on May 14, 2017. The fair value of these additional warrants was determined to be $298,777, and is recorded within additional paid-in capital with a net effect of $nil.

On January 10, 2017, the Company issued 500,000 warrants to a consultant. Each warrant entitles the consultant to purchase one common share of the Company at a price of $0.44 per share with a term expiring on January 9, 2018. The Company recognized $112,725, representing the fair value of such warrants.

On April 3, 2017, the Company closed its brokered private placement of 4,104,280 units at a price per Unit of $0.42 for total gross proceeds of $1,723,798. Each Unit consists of one common share and one-half of one Share purchase warrant (2,052,140). Each whole Warrant entitles the holder to acquire one common share of the Company at a price of $0.60 per Share for a period of 24 months. The Agents received a cash commission of seven percent ($120,666) of the gross proceeds and 287,300 compensation units exercisable for a period of 24 months at an exercise price of $0.42 consisting of one common share and one half share purchase warrant. Each whole compensation warrant is exercisable for one common share at an exercise price of $0.60 for a period of 24 months following closing. The fair value of these compensation units was determined to be $64,162. There was $61,390 of other share issuance costs.

On June 19, 2017, pursuant to the agreement with Alex Blanchard Capital (Note 16) the Company issued 200,000 warrants exercisable at $0.29 for two years. The Company recognized $37,878, representing the fair value of such warrants.

On June 22, 2017, pursuant to the agreement with Mr. Chris Bunka (Note 16), the Company issued 210,000 common shares at $0.295 per share for $61,950, for services rendered as the Chief Executive Officer of the Company.

On June 22, 2017, pursuant to the agreement with Mr. John Docherty (Note 16), the Company issued 210,000 common shares at $0.295 per share for $61,950, for services rendered as the President of the Company.

On August 15, 2017, the Company issued 500,000 warrants to a consultant. Each warrant entitles the consultant to purchase one common share of the Company at a price of $0.44 per share with a term expiring on August 14, 2018. The Company recognized $34,344, representing the fair value of such warrants.

On August 25, 2017, the Company issued 307,500 shares at $0.15 per share of its common stock for the conversion of the convertible debt of $45,000 plus accrued interest of $1,125 (Note 10).

During the year ended August 31, 2017, a total of 1,014,125 incentive stock options were exercised for proceeds of $177,262. A total of 10,322,025 warrants were exercised for proceeds of $2,233,032, of which 3,245,000 warrants related to the early exercise warrant incentive program.

Fiscal 2016 Activity

On September 16, 2015, the Company’s Board appointed Ted McKechnie as a Director of the Company. Mr. McKechnie was issued 110,000 common shares of the Company valued at $19,000.

On December 10, 2015, Lexaria closed a private placement by issuing 550,000 units for gross proceeds of $90,000. Each unit consisted of one common share of the Company and one half transferable share purchase warrant. Each full warrant is exercisable into one further share at a price of $0.27 per share for a period of 24 months. A cash finders’ fee for $2,520 was paid to Leede Financial Markets Ltd.; and 15,400 broker warrants with an exercise price of $0.27 for a period of twenty-four months were also issued to Leede Financial Markets Ltd. The fair value of these broker warrants was determined to be $2,903.

On December 14, 2015, Lexaria signed an investor relations contract with Radius Consulting Inc. for a fee of $2,500 and 55,000 common shares of Company valued at $9,500.

On April 15, 2016, pursuant to the agreement with Mr. John Docherty (Note 16), the Company issued 210,000 common shares valued at $21,000, for services rendered as the President of the Company.

On April 15, 2016, the Company closed a private placement of 750,000 units at a price of $0.08 per unit for gross proceeds of $60,000. Each unit consisted of one common share of the Company and one non-transferrable share purchase warrant, entitling the holder to purchase one additional common share in the capital of the Company for a period of 18 months at an exercise price of $0.15 per share. The Company also issued 8,750 broker warrants to Haywood Securities Ltd. The broker warrants have a term of 18 months and are each exercisable into one common share of the Company at a price of $0.15. The fair value of these broker warrants was determined to be $805.

On June 6, 2016, the Company closed a private placement of 700,000 units priced at $0.11 per unit for gross proceeds of $77,000. Each unit consisted of one common share of the Company and one-half of a non-transferrable share purchase warrant with each warrant entitling the holder to purchase one additional common share of the Company for a period of three years at an exercise price of $0.14 per share.

On July 28, 2016, pursuant to an agreement, in return for marketing, branding, and investor relations advisory services, the Company issued 250,000 common shares of the Company valued at $0.12 per share (Note 16).

On August 10, 2016, the Company closed a private placement by issuing 1,558,525 units at a price of $0.06 per unit for gross proceeds of $93,512. Each unit consisted of one common share of the Company and one non-transferable share purchase warrant entitling the holder to purchase one additional common share in the capital of the Company for a period of 24 months at an exercise price of $0.14 per share.

On August 31, 2016, the Company completed a private placement by issuing 3,266,666 units at a price of $0.06 per unit for gross proceeds of $196,000, of which $93,500 was collected during September and October 2016. Each unit consisted of one common share of the Company and one transferable share purchase warrant. Each full warrant is exercisable into one further share at a price of $0.14 per share for a period of 24 months. A cash finders’ fee for $1,200 was paid and 50,000 broker warrants with an exercise price of $0.14 for a period of twenty-four months were also issued. The fair value of these broker warrants was determined to be $5,397.

A continuity schedule for warrants is presented below:

		Weighted Average
	Number of	Exercise Price
	Warrants	$
Balance, August 31, 2015	19,840,186	0.23
Expired	(13,978,286)	0.22
Issued	6,274,341	0.15
Balance, August 31, 2016	12,136,241	0.18
Cancelled/Expired	(1,004,150)	0.22
Exercised	(10,322,025)	0.23
Issued	8,034,440	0.36
Balance, August 31, 2017	8,844,506	0.29

The fair value of share purchase warrants granted as broker warrants, compensation units, and compensatory warrants, was estimated as of the date of the grant by using the Black-Scholes option pricing model with the following assumptions:

	August 31	August 31
	2017	2016
Expected volatility	102% - 138%	237% - 240%
Risk-free interest rate	0.65% - 1.27%	0.74% - 0.95%
Expected life	0.46 - 2 years	1.5 – 2 years
Dividend yield	0.00%	0.00%
Estimated fair value per option	$0.09 - $0.20	$0.09 - $0.19

A summary of warrants outstanding as of August 31, 2017 is presented below:

# of Warrants	Weighted	Weighted
	Average	Average
	Remaining	Exercise Price
	Contractual Life	$
625,000	0.04 years	0.15
290,400	0.28 years	0.27
500,000	0.36 years	0.23
450,000	0.95 years	0.14
2,839,666	1.00 years	0.14
2,052,140	1.59 years	0.60
287,300	1.59 years	0.42
350,000	1.76 years	0.14
750,000	4.11 years	0.14
200,000	1.80 years	0.29
500,000	0.95 years	0.44
8,844,506	1.34 years	0.29

11.	Common Shares and Warrants

Fiscal 2015 Activity

On July 14, 2014, the Company accepted Mr, Chris Hornung’s resignation with respect to his contract dated, April 24, 2014, whereby the Company had entered into a one year consulting contract with 2342878 Ontario Inc., a wholly owned company by Chris Hornung as Assistant Manager. Upon signing of the contract of acceptance the Company had issued 121,000 common shares valued at $35,200. The Company’s 121,000 restricted common shares that were issued were cancelled and returned back to treasury.

On September 26, 2014, the Company raised gross proceeds of $45,780 for private placement of 335,720 common shares of the Company and 335,720 warrants with exercise price of $0.23 and expiry date of March 26, 2016.

On December 12, 2014, the Company issued 261,903 common shares of the Company at a value of $25,000 in connection with the terms of the ViPova™ agreement (Note 8).

On May 14, 2015, the Company closed a private placement by issuing 5,500,000 units for gross proceeds of $500,000. Each unit consisted of one common share of the Company and one share purchase warrant, exercisable into one further common share at a price of $0.23 per share and expiring on May 14, 2017. A cash finders’ fee for $32,900 was paid to GMP Securities, Mackie Research and Peter Przygoda.; and 361,900 broker warrants with an exercise price of $0.23 for a period of twenty-four months were issued to GMP, Mackie Research and Peter Przygoda. Cash finders’ fee in the amount of $4,899 from Peter Przygoda was returned in August, 2015.

On June 8, 2015, the Company issued 275,000 common shares valued at $47,500 to Ron Keleher and Scott Urquart with respect to agreements signed on April 2, 2015 and May 27, 2015.

On June 11, 2015, 550,000 restricted shares of the Company issued previously in connection with the Company’s joint venture agreement were cancelled as joint venture agreement was terminated.

On August 17, 2015, the Company issued 462,000 common shares of the Company valued at $83,532 to Docherty Management Limited as per the terms of the consulting agreement (Note 17).

As at August 31, 2015, the Company had 43,838,282 shares issued and outstanding and 19,840,186 warrants issued and outstanding.

Fiscal 2016 Activity

On September 16, 2015, the Company’s Board appointed Ted McKechnie as a Director of the Company. Mr. McKechnie was issued 110,000 common shares of the Company valued at $19,000.

On December 10, 2015, Lexaria closed a private placement by issuing 550,000 units for gross proceeds of $90,000. Each unit consisted of one common share of the Company and one half transferable share purchase warrant. Each full warrant is exercisable into one further share at a price of $0.27 per share for a period of 24 months. A cash finders’ fee for $2,520 was paid to Leede Financial Markets Ltd.; and 15,400 broker warrants with an exercise price of $0.27 for a period of twenty-four months were also issued to Leede Financial Markets Ltd. The fair value of these broker warrants was determined to be $2,903.

On December 14, 2015, Lexaria signed an investor relations contract with Radius Consulting Inc. for a fee of $2,500 and 55,000 common shares of Company valued at $9,500.

On April 15, 2016, pursuant to the agreement with Mr. John Docherty (Note 17), the Company issued 210,000 common shares valued at $21,000, for services rendered as the President of the Company.

On April 15, 2016, the Company closed a private placement of 750,000 units at a price of $0.08 per unit for gross proceeds of $60,000. Each unit consisted of one common share of the Company and one non-transferrable share purchase warrant, entitling the holder to purchase one additional common share in the capital of the Company for a period of 18 months at an exercise price of $0.15 per share. The Company also issued 8,750 broker warrants to Haywood Securities Ltd. The broker warrants have a term of 18 months and are each exercisable into one common share of the Company at a price of $0.15. The fair value of these broker warrants was determined to be $805.

On June 6, 2016, the Company closed a private placement of 700,000 units priced at $0.11 per unit for gross proceeds of $77,000. Each unit consisted of one common share of the Company and one-half of a non-transferrable share purchase warrant with each warrant entitling the holder to purchase one additional common share of the Company for a period of three years at an exercise price of $0.14 per share.

On July 28, 2016, pursuant to an agreement, in return for marketing, branding, and investor relations advisory services, the Company issued 250,000 common shares of the Company valued at $0.12 per share (Note 17).

On August 10, 2016, the Company closed a private placement by issuing 1,558,525 units at a price of $0.06 per unit for gross proceeds of $93,512. Each unit consisted of one common share of the Company and one non-transferable share purchase warrant entitling the holder to purchase one additional common share in the capital of the Company for a period of 24 months at an exercise price of $0.14 per share.

On August 31, 2016, the Company completed a private placement by issuing 3,266,666 units at a price of $0.06 per unit for gross proceeds of $196,000, of which $93,500 was collected during September and October 2016. Each unit consisted of one common share of the Company and one transferable share purchase warrant. Each full warrant is exercisable into one further share at a price of $0.14 per share for a period of 24 months. A cash finders’ fee for $1,200 was paid and 50,000 broker warrants with an exercise price of $0.14 for a period of twenty-four months were also issued. The fair value of these broker warrants was determined to be $5,397.

As at August 31, 2016, Lexaria had 51,288,473 common shares issued and outstanding and 12,136,241 warrants issued and outstanding.

A continuity schedule for warrants is presented below:

		Weighted Average
	Number of	Exercise Price
	Warrants	$
Balance, August 31, 2014	14,250,184	0.23
Expired	(607,618)	0.36
Issued	6,197,620	0.23
Balance, August 31, 2015	19,840,186	0.23
Expired	(13,978,286)	0.22
Issued	6,274,341	0.15
Balance, August 31, 2016	12,136,241	0.18

The fair value of share purchase warrants granted to the brokers was estimated as of the date of the grant by using the Black-Scholes option pricing model with the following assumptions:

	August 31	August 31
	2016	2015
Expected volatility	237% - 240%	N/A
Risk-free interest rate	0.74% - 0.95%	N/A
Expected life	1.5 – 2 years	N/A
Dividend yield	0.00%	N/A
Estimated fair value per option	$0.09 - $0.19	N/A

A summary of warrants outstanding as of August 31, 2016 is presented below:

# of Warrants	Weighted	Weighted
	Average	Average
	Remaining	Exercise Price
	Contractual Life	$
5,500,000	0.70 years	0.23
361,900	0.70 years	0.18
758,750	1.04 years	0.15
290,400	1.28 years	0.27
1,558,525	1.95 years	0.14
3,316,666	2.00 years	0.14
350,000	2.76 years	0.14
12,136,241	1.31 years	0.18

As at August 31, 2016, the Company was obligated to issue, for the month of August 2016, 250,000 warrants pursuant to marketing, branding and investor relations advisory agreement (Note 17). Such warrants were issued subsequent to the year-end (Note 19). The fair value of such warrants was estimated using the Black-Scholes option pricing model and determined to be $32,252. Assumptions used as inputs to the model were consistent as the ones used for the calculation of stock options granted during the year (Note 12).